Label	Element	Value
Dimensional Global Core Plus Fixed Income ETF | Supranational [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.20%
Dimensional Global Core Plus Fixed Income ETF | Less than 1 Year [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.20%
Dimensional Global Core Plus Fixed Income ETF | 1 to 3 Years [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.30%
Dimensional Global Core Plus Fixed Income ETF | 3 to 5 Years [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.40%
Dimensional Global Core Plus Fixed Income ETF | 5 to 10 Years [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	51.00%
Dimensional Global Core Plus Fixed Income ETF | Greater than 10 Years [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	31.10%
Dimensional Global Core Plus Fixed Income ETF | United States
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	48.30%
Dimensional Global Core Plus Fixed Income ETF | Canada
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	13.30%
Dimensional Global Core Plus Fixed Income ETF | Australia
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.60%
Dimensional Global Core Plus Fixed Income ETF | Japan
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.00%
Dimensional Global Core Plus Fixed Income ETF | France
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.80%
Dimensional Global Core Plus Fixed Income ETF | United Kingdom
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.40%
Dimensional Global Core Plus Fixed Income ETF | Germany
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.20%
Dimensional Global Core Plus Fixed Income ETF | Netherlands
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.60%
Dimensional Global Core Plus Fixed Income ETF | Italy
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.50%